Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	20 Months Ended	22 Months Ended	31 Months Ended	35 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000250300
Average Annual Return [Line Items]
Average Annual Return, Percent		67.27%		44.41%
Without Sales Load [Member] | C000242878
Average Annual Return [Line Items]
Average Annual Return, Percent		14.41%				18.22%
Without Sales Load [Member] | C000130526
Average Annual Return [Line Items]
Average Annual Return, Percent		9.54%					(0.56%)	3.88%
Without Sales Load [Member] | C000242879
Average Annual Return [Line Items]
Average Annual Return, Percent		211.95%				58.60%
Without Sales Load [Member] | C000242880
Average Annual Return [Line Items]
Average Annual Return, Percent		71.61%				6.09%
Without Sales Load [Member] | C000245888
Average Annual Return [Line Items]
Average Annual Return, Percent		25.47%			21.26%
Without Sales Load [Member] | C000125568
Average Annual Return [Line Items]
Average Annual Return, Percent		38.86%					(1.43%)	5.57%
Without Sales Load [Member] | C000138395
Average Annual Return [Line Items]
Average Annual Return, Percent		59.14%					4.21%	3.66%
Without Sales Load [Member] | C000262479
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.58%)
Without Sales Load [Member] | C000135616
Average Annual Return [Line Items]
Average Annual Return, Percent		35.02%					12.44%	11.65%
Without Sales Load [Member] | C000096055
Average Annual Return [Line Items]
Average Annual Return, Percent		25.01%					13.37%	11.95%
Without Sales Load [Member] | C000096054
Average Annual Return [Line Items]
Average Annual Return, Percent		57.56%					9.39%	10.50%
Without Sales Load [Member] | C000130527
Average Annual Return [Line Items]
Average Annual Return, Percent		19.36%					11.57%	11.00%
Without Sales Load [Member] | C000144410
Average Annual Return [Line Items]
Average Annual Return, Percent		20.11%					12.02%	11.58%
Without Sales Load [Member] | C000096058
Average Annual Return [Line Items]
Average Annual Return, Percent		49.79%					21.41%	15.80%
Without Sales Load [Member] | C000125719
Average Annual Return [Line Items]
Average Annual Return, Percent		7.56%					(0.32%)	1.93%
Without Sales Load [Member] | C000157941
Average Annual Return [Line Items]
Average Annual Return, Percent		19.26%					10.45%	8.71%
Without Sales Load [Member] | C000251233
Average Annual Return [Line Items]
Average Annual Return, Percent		3.95%	4.12%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%		22.25%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%				20.52%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent		32.77%					8.80%	9.82%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		30.27%				20.52%
S&P Composite 1500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		29.67%				21.02%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.49%			23.04%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent		32.77%					8.80%	9.82%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent		32.77%					8.80%	9.82%
Nifty 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.01%)
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent		32.77%					8.80%	9.82%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.80%					8.72%	9.28%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent		54.31%					7.79%	10.66%
MSCI Europe Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.96%					8.96%	9.32%
MSCI EMU IMI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.96%					8.86%	9.87%
MSCI Japan Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.74%					9.35%	9.60%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.67%					0.92%	2.21%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.80%					8.72%	9.28%
ICE BofA US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.75%	2.50%
Nasdaq Global Artificial Intelligence and Big Data Index
Average Annual Return [Line Items]
Average Annual Return, Percent		67.64%		44.64%
Solactive Cyber Security ESG Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.76%				18.43%
iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.23%					(0.74%)	4.04%
Solactive Semiconductor ESG Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent		212.27%				58.64%
Solactive United States Green Infrastructure ESG Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent		71.72%				6.07%
Solactive Whitney U.S. Critical Technologies Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.40%			21.20%
CSI 300 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.62%					(0.61%)	6.36%
CSI 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		58.62%					4.95%	4.46%
MSCI ACWI ex USA US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent		35.94%					12.94%	12.13%
MSCI EAFE US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.30%					13.57%	12.18%
MSCI EM US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent		59.39%					10.42%	11.56%
MSCI Europe US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.54%					11.72%	11.23%
MSCI EMU IMI US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.45%					12.24%	11.79%
MSCI Japan US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent		50.55%					22.02%	16.38%
Solactive Municipal Infrastructure Revenue Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.16%					(0.02%)	2.30%
MSCI EAFE High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.94%					10.34%	8.71%
ICE U.S. Treasury Short Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.00%	4.16%